Convertible Preferred Shares - Summary of Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Carrying Value	$ 0	$ 272,815	$ 249,081
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized		20,418,209	20,418,209
Number of shares Issued and outstanding		20,418,209	20,418,209
Carrying Value		$ 9,000
Liquidation preference		$ 11,682
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	15,906,053	15,906,053
Number of shares Issued and outstanding		15,906,053	15,906,053
Carrying Value	$ 0	$ 66,348	$ 66,348
Liquidation preference		$ 89,659
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	3,032,940	3,032,940
Number of shares Issued and outstanding		3,032,940	3,032,940
Carrying Value	$ 0	$ 12,500	$ 12,500
Liquidation preference		$ 13,693
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	28,973,439	28,973,439
Number of shares Issued and outstanding		28,216,005	28,216,005
Carrying Value	$ 0	$ 161,233	$ 161,233
Liquidation preference		$ 186,954
Series C-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	15,191,550	0
Number of shares Issued and outstanding		2,699,114	0
Carrying Value	$ 0	$ 23,734
Liquidation preference		$ 26,218